DEAN WITTER SPECIAL VALUE FUND  Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS January 31, 1998

DEAR SHAREHOLDER:

Small-cap stocks were highly volatile during the six months ended January 31, 1998. At the beginning of the period, small caps were outperforming large caps. However, at the end of this period, worries about the economic crisis in Asia caused investors to seek the safety of larger, more well known companies. This "flight to safety" caused small caps to once again fall behind their larger counterparts.

PERFORMANCE

For the six-month period ended January 31, 1998, the Fund's Class B shares posted a total return of 5.27 percent, versus 6.10 percent and 0.60 percent, respectively, for the Russell 2000 Index and the Lipper Small Cap Funds Index. Since their inception on July 28, 1997, through January 31, 1998, the Fund's Class A, C and D shares had total returns of 5.69 percent, 5.27 percent and 5.86 percent, respectively. Performance of the Fund's four share classes varies because of differing charges and expenses.

The Fund's performance over the last six months was favorably affected by several of its larger holdings, including Showboat, Inc. (1.5 percent of assets), Glenborough Realty Trust, Inc. (2.7 percent) and Tracor, Inc. (2.3 percent). Showboat, Inc. was a particularly rewarding holding: during the period under review, Hilton made a bid for its stock at 60 percent above the Fund's cost. The small-cap market was negatively affected by the October stock market correction; however, Dean Witter Special Value Fund exhibited a great deal of resilience during the period. This ability to rebound was due in large part to the Fund's long-term bottom-up value approach and to the undervalued nature of the investments it seeks to exploit.

On December 16, 1997, Dean Witter Special Value Fund reopened to new investors. From this date through calendar year-end, pent-up demand for the Fund resulted in cash inflows of about $60 million and an increased

DEAN WITTER SPECIAL VALUE FUND
cash position of 9.5 percent. These monies are being invested in current holdings as well as in selected new businesses that meet the Fund's investment criteria.

LOOKING AHEAD

We believe that the Fund's intense fundamental research resulting in a portfolio of approximately 65 to 70 companies, as well as our strict adherence to our buy/sell valuation criteria, will contribute positively to the Fund's performance over the long term. We appreciate your support of Dean Witter Special Value Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER SPECIAL VALUE FUND

PORTFOLIO OF INVESTMENTS January 31, 1998 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (83.2%)
            Aerospace & Defense (1.8%)
 271,300    Watkins-Johnson Co. .........  $  6,782,500
                                           ------------
            Agriculture (0.4%)
 117,000    Sylvan, Inc.*................     1,440,562
                                           ------------
            Auto Parts - Original Equipment (0.9%)
 190,000    Titan Wheel International,
             Inc. .......................     3,396,250
                                           ------------
            Commercial Services (1.1%)
 191,700    York Group, Inc. ............     4,217,400
                                           ------------
            Computer Equipment (3.8%)
 568,600    BancTec, Inc.*...............    14,534,837
                                           ------------
            Computer Software & Services (2.3%)
 365,000    Wang Laboratories, Inc.*.....     8,668,750
                                           ------------
            Computers - Systems (0.3%)
  60,000    Sequent Computer Systems,
             Inc.*.......................     1,057,500
                                           ------------
            Containers (0.6%)
  58,000    Liqui-Box Corp. .............     2,189,500
                                           ------------
            Electric Utilities (1.1%)
 282,500    Calpine Corp.*...............     4,449,375
                                           ------------
            Electronics (0.5%)
 250,000    Information Storage Devices,
             Inc.*.......................     1,796,875
                                           ------------
            Electronics - Defense (2.3%)
 306,000    Tracor, Inc.*................     8,682,750
                                           ------------
            Electronics - Semiconductors (1.2%)
 250,000    Unitrode Corp.*..............     4,531,250
                                           ------------
            Electronics - Semiconductors/ Components
             (1.7%)
 364,000    Exar Corp.*..................     6,734,000
                                           ------------
            Energy Exploration (0.4%)
 210,820    Hurricane Hydrocarbons Ltd.
             (Class A) (Canada)*.........     1,541,621
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Entertainment (2.5%)
 200,000    Showboat, Inc. ..............  $  5,900,000
 153,500    Steinway Musical Instruments
             Inc.*.......................     3,645,625
                                           ------------
                                              9,545,625
                                           ------------
            Entertainment/Gaming (0.3%)
 200,000    GameTech International,
             Inc.*.......................     1,175,000
                                           ------------
            Environmental Control (2.0%)
 365,000    TETRA Technologies, Inc.*....     7,801,875
                                           ------------
            Financial (1.0%)
  95,000    Bank United Corp. (Class
             A)..........................     3,918,750
                                           ------------
            Food, Beverage, & Tobacco (1.0%)
 467,000    M & F Worldwide Corp.*.......     3,969,500
                                           ------------
            Healthcare (3.3%)
 498,265    Magellan Health Services,
             Inc.*.......................     9,809,592
 150,000    Sun Healthcare Group,
             Inc.*.......................     2,793,750
                                           ------------
                                             12,603,342
                                           ------------
            Home Building (0.8%)
 140,000    Schult Homes Corp. ..........     3,097,500
                                           ------------
            Hospital Management (1.0%)
 255,000    Veterinary Centers of
             America, Inc.*..............     3,697,500
                                           ------------
            Industrials (0.9%)
 200,000    Elsag Bailey Process Automation
             N.V. (Netherlands)*.........     3,387,500
                                           ------------
            Insurance (3.0%)
 220,000    MMI Companies, Inc. .........     5,376,250
 234,000    United Wisconsin Services,
             Inc. .......................     5,996,250
                                           ------------
                                             11,372,500
                                           ------------
            Insurance Brokers (1.0%)
 110,000    E. W. Blanch Holdings,
             Inc. .......................     3,712,500
                                           ------------
            Insurance & Financial Services (2.0%)
 485,700    CNA Surety Corp.*............     7,710,487
                                           ------------
            Labels (1.1%)
 300,000    Paxar Corp.*.................     4,275,000
                                           ------------
            Leasing (1.5%)
 300,000    Willis Lease Finance
             Corp.*......................     5,625,000
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SPECIAL VALUE FUND

PORTFOLIO OF INVESTMENTS January 31, 1998 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Machinery & Machine Tools (1.1%)
 175,600    Gleason Corp. ...............  $  4,269,275
                                           ------------
            Manufacturing (2.0%)
 385,000    Lydall, Inc.*................     7,675,937
                                           ------------

            Manufacturing - Consumer & Industrial
             Products (2.7%)
 510,000    Baldwin Technology Co., Inc.
             (Class A)*..................     2,518,125
 293,000    Denison International PLC
             (ADR) (United Kingdom)*.....     4,688,000
 240,000    Farr Co.*....................     3,360,000
                                           ------------
                                             10,566,125
                                           ------------
            Manufacturing - Diversified (1.2%)
 173,900    AMETEK, Inc..................     4,532,269
                                           ------------
            Medical Equipment (0.9%)
 140,000    Marquette Medical Systems*...     3,640,000
                                           ------------
            Medical Products & Supplies (3.5%)
 253,300    Conmed Corp.*................     5,509,275
 130,000    Dentsply International,
             Inc. .......................     3,867,500
 220,600    Vital Signs, Inc. ...........     4,218,975
                                           ------------
                                             13,595,750
                                           ------------
            Medical Services (1.6%)
 167,700    Corvel Corp.*................     6,204,900
                                           ------------
            Metals (0.5%)
  78,900    Penn Engineering & Manufacturing
             Corp. (Class A).............     1,888,669
                                           ------------

            Metals & Mining (1.7%)
 332,500    Stillwater Mining Co.*.......     6,546,094
                                           ------------
            Oil & Gas (2.0%)
 390,000    Snyder Oil Corp. ............     6,508,125
  57,700    Vintage Petroleum, Inc. .....     1,016,962
                                           ------------
                                              7,525,087
                                           ------------
            Oil - Exploration & Production (3.4%)
 310,600    Forest Oil Corp.*............     4,387,225
 325,000    Petroglyph Energy, Inc.*.....     2,884,375
 437,000    Wiser Oil Co. ...............     5,735,625
                                           ------------
                                             13,007,225
                                           ------------
            Property - Casualty Insurance (1.2%)
 310,000    Gryphon Holdings, Inc.*......     4,843,750
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Publishing (1.4%)
 385,000    Hollinger International, Inc.
             (Class A)...................  $  5,365,938
                                           ------------

            Real Estate Investment Trust (5.1%)
 146,000    Brandywine Realty Trust......     3,504,000
 330,000    Glenborough Realty Trust,
             Inc. .......................    10,477,500
 407,800    Mid-Atlantic Realty Trust....     5,785,663
                                           ------------
                                             19,767,163
                                           ------------
            Recreation (0.3%)
  61,800    Intrawest Corp. (Canada).....     1,023,563
                                           ------------

            Reinsurers (5.4%)
 404,500    Chartwell Re Corp. ..........    13,702,438
 165,000    RenaissanceRe Holdings, Ltd.
             (Bermuda)...................     6,888,750
                                           ------------
                                             20,591,188
                                           ------------
            Retail (0.6%)
 221,000    Lazare Kaplan International,
             Inc.*.......................     2,403,375
                                           ------------

            Retail - Specialty (1.6%)
 226,200    Stanhome, Inc. ..............     6,135,675
                                           ------------

            Savings & Loan Associations (1.4%)
  46,900    InterWest Bancorp, Inc. .....     1,829,100
 200,000    Sovereign Bancorp, Inc. .....     3,712,500
                                           ------------
                                              5,541,600
                                           ------------
            Sporting Goods (0.7%)
 149,500    Sturm, Ruger & Co., Inc. ....     2,606,906
                                           ------------

            Telecommunication Equipment (1.2%)
 213,500    Asia Pacific Wire & Cable
             Corp.*......................     1,601,250
  80,000    General Cable Corp. .........     3,105,000
                                           ------------
                                              4,706,250
                                           ------------
            Telecommunications (2.0%)
 160,000    ECI Telecommunications
             Limited Designs (Israel)....     4,000,000
 180,000    Western Wireless Corp. (Class
             A)*.........................     3,600,000
                                           ------------
                                              7,600,000
                                           ------------
            Textiles (1.0%)
 282,000    Burlington Industries,
             Inc.*.......................     4,018,500
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SPECIAL VALUE FUND

PORTFOLIO OF INVESTMENTS January 31, 1998 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Water (0.9%)
 133,100    Southern California Water
             Co. ........................  $  3,369,094
                                           ------------

            TOTAL COMMON STOCKS
            (Identified Cost
            $293,029,311)................   319,339,582
                                           ------------

            CONVERTIBLE PREFERRED STOCKS (3.7%)
            Auto Parts - Original Equipment (1.8%)
 140,000    BTI Capital Trust
             $3.25 - 144A**..............     6,755,000
                                           ------------

            Industrials (1.9%)
 184,000    Elsag Bailey Process
             Automation $2.75
             (Netherlands)...............     7,302,592
                                           ------------

            TOTAL CONVERTIBLE PREFERRED
             STOCKS
             (Identified Cost
             $14,122,245)................    14,057,592
                                           ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
 -------
            SHORT-TERM INVESTMENTS (12.2%)
            U.S. GOVERNMENT AGENCY (a) (12.0%)
 $46,000    Federal Home Loan Mortgage
             Corp. 5.57% due 02/02/98
             (Amortized Cost $45,985,766)..  45,985,766
                                           ------------

            REPURCHASE AGREEMENT (0.2%)
     832    The Bank of New York 5.375%
             due 02/02/98 (dated
             01/30/98; proceeds $832,178)
             (b)
             (Identified Cost
             $831,805)...................       831,805
                                           ------------

            TOTAL SHORT-TERM INVESTMENTS
            (Identified Cost
             $46,817,571)................    46,817,571
                                           ------------

                                            VALUE
-------------------------------------------------------
TOTAL INVESTMENTS
(Identified Cost $353,969,127)
(c)............................    99.1%   $380,214,745

OTHER ASSETS IN EXCESS
OF LIABILITIES...................   0.9       3,600,188
                                  -----    ------------

NET ASSETS.....................   100.0%   $383,814,933
                                  =====    ============

---------------------

 ADR    American Depository Receipt.
  *     Non-income producing security.
  ** Resale is restricted to qualified institutional investors.
 (a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
 (b)    Collateralized by $824,806 U.S. Treasury Note
        6.75% due 05/31/99 valued at $848,441.
 (c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is
        $34,973,868 and the aggregate gross unrealized depreciation is $8,728,250, resulting in net unrealized appreciation of $26,245,618.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SPECIAL VALUE FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 1998 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $353,969,127)..........  $380,214,745
Receivable for:
    Investments sold.....................     7,525,870
    Shares of beneficial interest sold...     1,347,617
    Dividends............................         4,000
Deferred organizational expenses.........       134,080
Prepaid expenses and other assets........        90,781
                                           ------------
    TOTAL ASSETS.........................   389,317,093
                                           ------------
LIABILITIES:
Payable for:
    Investments purchased................     4,743,546
    Plan of distribution fee.............       312,557
    Investment management fee............       236,776
    Shares of beneficial interest
     repurchased.........................       127,245
Accrued expenses and other payables......        82,036
                                           ------------
    TOTAL LIABILITIES....................     5,502,160
                                           ------------
    NET ASSETS...........................  $383,814,933
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in-capital..........................  $339,836,664
Net unrealized appreciation..............    26,245,618
Net investment loss......................      (313,376)
Accumulated undistributed net realized
 gain....................................    18,046,027
                                           ------------
    NET ASSETS...........................  $383,814,933
                                           ============
CLASS A SHARES:
Net Assets...............................    $3,954,150
Shares Outstanding (unlimited authorized,
 $.01 par value).........................       329,122
    NET ASSET VALUE PER SHARE............        $12.01
                                                 ======
    MAXIMUM OFFERING PRICE PER SHARE
     (net asset value plus 5.54% of net
     asset value)........................        $12.68
                                                 ======
CLASS B SHARES:
Net Assets...............................  $375,606,545
Shares Outstanding (unlimited authorized,
 $.01 par value).........................    31,396,856
    NET ASSET VALUE PER SHARE............        $11.96
                                                 ======
CLASS C SHARES:
Net Assets...............................    $3,124,560
Shares Outstanding (unlimited authorized,
 $.01 par value).........................       261,178
    NET ASSET VALUE PER SHARE............        $11.96
                                                 ======
CLASS D SHARES:
Net Assets...............................    $1,129,678
Shares Outstanding (unlimited authorized,
 $.01 par value).........................        93,920
    NET ASSET VALUE PER SHARE............        $12.03
                                                 ======
STATEMENT OF OPERATIONS
For the six months ended January 31, 1998 (unaudited)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $5,039 foreign
 withholding tax)........................  $  1,671,895

Interest.................................     1,115,603
                                           ------------

    TOTAL INCOME.........................     2,787,498
                                           ------------
EXPENSES
Plan of distribution fee (Class A
 shares).................................         1,392
Plan of distribution fee (Class B
 shares).................................     1,574,070
Plan of distribution fee (Class C
 shares).................................         4,004
Investment management fee................     1,188,613
Transfer agent fees and expenses.........       159,083
Registration fees........................        74,549
Professional fees........................        28,522
Shareholder reports and notices..........        26,866
Organizational expenses..................        18,060
Custodian fees...........................        16,650
Trustees' fees and expenses..............         7,998
Other....................................         1,067
                                           ------------
    TOTAL EXPENSES.......................     3,100,874
                                           ------------
    NET INVESTMENT LOSS..................      (313,376)
                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain........................    26,598,315
Net change in unrealized appreciation....   (10,511,755)
                                           ------------
    NET GAIN.............................    16,086,560
                                           ------------
NET INCREASE.............................  $ 15,773,184
                                           ============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SPECIAL VALUE FUND

FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
                                                                          FOR THE PERIOD
                                                        FOR THE SIX      OCTOBER 29, 1996*
                                                        MONTHS ENDED          THROUGH
                                                      JANUARY 31, 1998    JULY 31, 1997**
------------------------------------------------------------------------------------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss.................................    $   (313,376)      $    (54,583)
Net realized gain...................................      26,598,315         12,293,884
Net change in unrealized appreciation...............     (10,511,755)        36,757,373
                                                        ------------       ------------

    NET INCREASE....................................      15,773,184         48,996,674
                                                        ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class B shares..................................              --            (99,469)
Net realized gain
    Class A shares..................................         (36,473)                --
    Class B shares..................................     (20,393,805)          (396,163)
    Class C shares..................................         (18,182)                --
    Class D shares..................................          (1,549)                --
                                                        ------------       ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS...............     (20,450,009)          (495,632)
                                                        ------------       ------------

Net increase from transactions in shares of
 beneficial interest................................     108,173,371        231,717,345
                                                        ------------       ------------

    NET INCREASE....................................     103,496,546        280,218,387

NET ASSETS:
Beginning of period.................................     280,318,387            100,000
                                                        ------------       ------------
    END OF PERIOD
    (Including a net investment loss of $313,376 and
    $0, respectively)...............................    $383,814,933       $280,318,387
                                                        ============       ============

---------------------

 * Commencement of operations.
** Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SPECIAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Special Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in domestic equity securities of small capitalization companies. The Fund was organized as a Massachusetts business trust on June 21, 1996 and had no other operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on October 29, 1996. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily

DEAN WITTER SPECIAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited) continued

available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

DEAN WITTER SPECIAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited) continued

F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of $179,229 which was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate

DEAN WITTER SPECIAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited) continued

DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $14,134,508 at January 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $330,595 and $15, respectively and received $120,453 in front-end sales from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 1998 aggregated $229,339,850 and $158,865,461, respectively.

For the six months ended January 31, 1998, the Fund incurred brokerage commissions of $81,845 with DWR for portfolio transactions executed on behalf of the Fund.

For the six months ended January 31, 1998, the Fund incurred brokerage commissions of $27,275 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund.

DEAN WITTER SPECIAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited) continued

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $6,000.

5. SHARES OF BENEFICIAL INTEREST+

Transactions in shares of beneficial interest were as follows:

                                                                                                   FOR THE PERIOD
                                                                     FOR THE SIX                  OCTOBER 29, 1996*
                                                                    MONTHS ENDED                       THROUGH
                                                                  JANUARY 31, 1998                 JULY 31, 1997**
                                                              -------------------------       -------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                                              ----------   ------------       ----------   ------------
CLASS A SHARES
Sold........................................................     338,149   $  4,042,667              828   $     10,015
Reinvestment of distributions...............................       3,096         36,472               --             --
Redeemed....................................................     (12,951)      (155,116)              --             --
                                                              ----------   ------------       ----------   ------------
Net increase - Class A......................................     328,294      3,924,023              828         10,015
                                                              ----------   ------------       ----------   ------------
CLASS B SHARES
Sold........................................................   8,555,714    102,847,138       24,952,042    253,387,961
Reinvestment of dividends and distributions.................   1,627,398     19,105,644           45,626        464,015
Redeemed....................................................  (1,743,286)   (21,905,964)      (2,050,638)   (22,165,133)
                                                              ----------   ------------       ----------   ------------
Net increase - Class B......................................   8,439,826    100,046,818       22,947,030    231,686,843
                                                              ----------   ------------       ----------   ------------
CLASS C SHARES
Sold........................................................     260,174      3,090,450              865         10,472
Reinvestment of distributions...............................       1,549         18,182               --             --
Redeemed....................................................      (1,410)       (16,674)              --             --
                                                              ----------   ------------       ----------   ------------
Net increase - Class C......................................     260,313      3,091,958              865         10,472
                                                              ----------   ------------       ----------   ------------
CLASS D SHARES
Sold........................................................      92,973      1,109,177              828         10,015
Reinvestment of distributions...............................         131          1,549               --             --
Redeemed....................................................         (12)          (154)              --             --
                                                              ----------   ------------       ----------   ------------
Net increase - Class D......................................      93,092      1,110,572              828         10,015
                                                              ----------   ------------       ----------   ------------
Net increase in Fund........................................   9,121,525   $108,173,371       22,949,551   $231,717,345
                                                              ==========   ============       ==========   ============

---------------------
 + For the period March 28, 1997 through December 15, 1997, the Fund suspended the offering of its shares to new investors. The Fund intends to suspend the offering of its shares to new investors from time to time as may be determined by the Investment Manager.
 *  Commencement of operations.
 ** For Class A, C, and D shares, for the period July 28, 1997 through July 31,
    1997.

6. FEDERAL INCOME TAX STATUS

As of July 31, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

DEAN WITTER SPECIAL VALUE FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                           FOR THE PERIOD
                                                                     FOR THE SIX          OCTOBER 29, 1996*
                                                                     MONTHS ENDED              THROUGH
                                                                  JANUARY 31, 1998++      JULY 31, 1997**++
-----------------------------------------------------------------------------------------------------------
                                                                     (unaudited)
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................             $12.21                 $10.00
                                                                         ------                 ------
Net investment loss.........................................              (0.01)                    --
Net realized and unrealized gain............................               0.64                   2.24
                                                                         ------                 ------
Total from investment operations............................               0.63                   2.24
                                                                         ------                 ------
Less dividends and distributions from:
   Net investment income....................................                 --                  (0.01)
   Net realized gain........................................              (0.88)                 (0.02)
                                                                         ------                 ------
Total dividends and distributions...........................              (0.88)                 (0.03)
                                                                         ------                 ------
Net asset value, end of period..............................             $11.96                 $12.21
                                                                         ======                 ======
TOTAL INVESTMENT RETURN+....................................               5.27 %(1)             22.41 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................               1.96 %(2)              2.01 %(2)
Net investment loss.........................................              (0.20)%(2)             (0.03)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................           $375,607               $280,288
Portfolio turnover rate.....................................                 57 %(1)                57 %(1)
Average commission rate paid................................            $0.0569                $0.0571

---------------------
 *   Commencement of operations.
 ** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SPECIAL VALUE FUND

                                                                                          FOR THE PERIOD
                                                                     FOR THE SIX          JULY 28, 1997*
                                                                     MONTHS ENDED             THROUGH
                                                                  JANUARY 31, 1998++      JULY 31, 1997++
---------------------------------------------------------------------------------------------------------
                                                                     (unaudited)
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................            $12.21                 $12.10
                                                                        ------                 ------
Net investment income.......................................              0.02                     --
Net realized and unrealized gain............................              0.66                   0.11
                                                                        ------                 ------
Total from investment operations............................              0.68                   0.11
                                                                        ------                 ------
Less distributions from net realized gain...................             (0.88)                    --
                                                                        ------                 ------
Net asset value, end of period..............................            $12.01                 $12.21
                                                                        ======                 ======
TOTAL INVESTMENT RETURN+....................................              5.69%(1)               0.91%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................              1.24%(2)               1.20%(2)
Net investment income.......................................              0.35%(2)               2.27%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................            $3,954                    $10
Portfolio turnover rate.....................................                57%(1)                 57%(1)
Average commission rate paid................................           $0.0569                $0.0571

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................            $12.21                 $12.10
                                                                        ------                 ------
Net investment loss.........................................             (0.03)                    --
Net realized and unrealized gain............................              0.66                   0.11
                                                                        ------                 ------
Total from investment operations............................              0.63                   0.11
                                                                        ------                 ------
Less distributions from net realized gain...................             (0.88)                    --
                                                                        ------                 ------
Net asset value, end of period..............................            $11.96                 $12.21
                                                                        ======                 ======
TOTAL INVESTMENT RETURN+....................................              5.27 %(1)              0.91%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................              2.00 %(2)              1.94%(2)
Net investment income (loss)................................             (0.46)%(2)              1.49%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................            $3,125                    $11
Portfolio turnover rate.....................................                57 %(1)                57%(1)
Average commission rate paid................................           $0.0569                $0.0571

---------------------
 *   The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SPECIAL VALUE FUND

                                                                                          FOR THE PERIOD
                                                                     FOR THE SIX          JULY 28, 1997*
                                                                     MONTHS ENDED             THROUGH
                                                                  JANUARY 31, 1998++      JULY 31, 1997++
---------------------------------------------------------------------------------------------------------
                                                                     (unaudited)
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................            $12.21                 $12.10
                                                                        ------                 ------
Net investment income.......................................              0.03                     --
Net realized and unrealized gain............................              0.67                   0.11
                                                                        ------                 ------
Total from investment operations............................              0.70                   0.11
                                                                        ------                 ------
Less distributions from net realized gain...................             (0.88)                    --
                                                                        ------                 ------
Net asset value, end of period..............................            $12.03                 $12.21
                                                                        ======                 ======
TOTAL INVESTMENT RETURN+....................................              5.86%(1)               0.91%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................              0.99%(2)               0.94%(2)
Net investment income.......................................              0.52%(2)               2.53%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................            $1,130                    $10
Portfolio turnover rate.....................................                57%(1)                 57%(1)
Average commission rate paid................................           $0.0569                $0.0571

---------------------
 *   The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Jenny Beth Jones
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.




DEAN WITTER
SPECIAL VALUE FUND


[GRAPHIC]



SEMIANNUAL REPORT
JANUARY 31, 1998